UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

500 W. Jefferson St.
Louisville, Kentucky 40202-2823
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
Louisville, Kentucky 40232-2760
(Name and address of agent for service)

Registrant’s telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
NOVEMBER 30, 2007

Principal Amount		Cash Equivalent Yield		Maturity Date	Fair Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*--100.2%**

$40,000,000	Federal Farm Credit Bank Discount Note	4.743%		12/03/07	$40,000,000
17,295,000	Federal Home Loan Bank Discount Note	3.854		12/03/07	17,295,000
20,000,000	Federal Farm Credit Bank Discount Note	4.608		12/04/07	19,997,489
40,000,000	Federal Farm Credit Bank Discount Note	5.030		12/05/07	39,989,111
30,000,000	Federal Home Loan Bank Discount Note	4.526		12/06/07	29,988,900
30,000,000	Federal Farm Credit Bank Discount Note	4.942		12/07/07	29,983,950
25,000,000	Federal Home Loan Bank Discount Note	4.651		12/10/07	24,977,931
25,000,000	Federal Farm Credit Bank Discount Note	4.433		12/11/07	24,975,833
25,000,000	Federal Home Loan Bank Discount Note	4.817		12/12/07	24,970,656
25,000,000	Federal Farm Credit Bank Discount Note	4.423		12/13/07	24,969,861
25,000,000	Federal Home Loan Bank Discount Note	4.833		12/14/07	24,964,021
30,000,000	Federal Farm Credit Bank Discount Note	4.435		12/17/07	29,949,250
40,000,000	Federal Farm Credit Bank Discount Note	4.382		12/18/07	39,928,333
25,000,000	Federal Farm Credit Bank Discount Note	4.655		12/19/07	24,949,556
30,000,000	Federal Home Loan Bank Discount Note	5.060		12/20/07	29,930,371
20,000,000	Federal Home Loan Bank Discount Note	4.650		12/21/07	19,954,650
20,000,000	Federal Home Loan Bank Discount Note	4.320		12/24/07	19,950,533
35,000,000	Federal Farm Credit Bank Discount Note	4.677		12/26/07	34,898,033
20,000,000	Federal Farm Credit Bank Discount Note	4.386		12/27/07	19,942,667
25,000,000	Federal Home Loan Bank Discount Note	4.662		12/28/07	24,921,094
25,000,000	Federal Farm Credit Bank Discount Note	4.605		12/31/07	24,912,694
10,000,000	Federal Home Loan Bank Discount Note	4.685		12/31/07	9,966,517
30,000,000	Federal Farm Credit Bank Discount Note	5.016		01/02/08	29,886,125
28,000,000	Federal Home Loan Bank Discount Note	4.676		01/03/08	27,882,941
40,000,000	Federal Home Loan Bank Discount Note	4.341		01/04/08	39,838,044
35,000,000	Federal Home Loan Bank Discount Note	4.448		01/07/08	34,855,722
25,000,000	Federal Home Loan Bank Floating Rate Note	5.060	(a)	01/07/08	25,000,000
25,000,000	Federal Home Loan Bank Floating Rate Note	5.060	(a)	01/07/08	25,000,000
35,000,000	Federal Home Loan Bank Discount Note	4.399		01/08/08	34,848,100
40,000,000	Federal Home Loan Bank Discount Note	4.968		01/09/08	39,823,633
22,000,000	Federal Farm Credit Bank Discount Note	5.276		01/10/08	21,888,649
17,930,000	Federal Home Loan Bank Discount Note	4.453		01/11/08	17,831,714
40,000,000	Federal Home Loan Bank Discount Note	4.566		01/14/08	39,797,000
15,000,000	Federal Farm Credit Bank Discount Note	5.270		01/15/08	14,920,360
40,000,000	Federal Home Loan Bank Discount Note	4.402		01/16/08	39,752,867
25,000,000	Federal Home Loan Bank Discount Note	5.023		01/17/08	24,865,625
25,000,000	Federal Farm Credit Bank Discount Note	4.655		01/18/08	24,845,229
20,000,000	Federal Home Loan Bank Discount Note	5.047		01/22/08	19,874,722
25,000,000	Federal Home Loan Bank Discount Note	4.428		01/23/08	24,827,521
25,000,000	Federal Home Loan Bank Discount Note	4.985		01/24/08	24,844,181

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS — continued
(UNAUDITED)
NOVEMBER 30, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Fair Value
$35,000,000	Federal Home Loan Bank Discount Note	4.985%	01/25/08	$ 34,752,667
25,000,000	Federal Farm Credit Bank Discount Note	4.407	01/28/08	24,832,778
20,000,000	Federal Home Loan Bank Discount Note	4.633	01/29/08	19,857,817
15,000,000	Federal Home Loan Bank Discount Note	5.263	01/30/08	14,894,633
15,000,000	Federal Home Loan Bank Discount Note	4.482	01/30/08	14,877,958
45,000,000	Federal Home Loan Bank Discount Note	4.753	01/31/08	44,661,119
20,000,000	Federal Farm Credit Bank Discount Note	4.838	02/01/08	19,844,333
40,000,000	Federal Home Loan Bank Discount Note	4.430	02/05/08	39,693,511
30,000,000	Federal Home Loan Bank Discount Note	4.461	02/06/08	29,764,917
40,000,000	Federal Home Loan Bank Discount Note	4.634	02/08/08	39,666,117
30,000,000	Federal Home Loan Bank Discount Note	4.389	02/13/08	29,743,800
25,000,000	Federal Home Loan Bank Discount Note	4.443	02/14/08	24,780,746
45,000,000	Federal Home Loan Bank Discount Note	4.446	02/15/08	44,599,937
20,000,000	Federal Home Loan Bank Discount Note	4.401	02/19/08	19,814,317
35,000,000	Federal Home Loan Bank Discount Note	4.844	02/20/08	34,641,702
25,000,000	Federal Home Loan Bank Discount Note	4.425	02/22/08	24,757,844
25,000,000	Federal Home Loan Bank Discount Note	4.345	02/25/08	24,753,250
25,000,000	Federal Home Loan Bank Discount Note	4.346	02/26/08	24,750,313
40,000,000	Federal Home Loan Bank Discount Note	4.415	02/27/08	39,589,589
25,000,000	Federal Home Loan Bank Discount Note	4.367	03/05/08	24,725,844
30,000,000	Federal Home Loan Bank Discount Note	4.419	03/12/08	29,643,750

	TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (at amortized cost -- $1,696,645,825)			1,696,645,825

	TOTAL INVESTMENTS - 100.2% (at amortized cost -- $1,696,645,825***)			1,696,645,825

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(3,763,131)

	NET ASSETS - 100.0%			$ 1,692,882,694

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***	Also represents cost for federal income tax purposes.

(a)	Floating rate security. The interest rate adjusts periodically. The interest rate shown is the rate in effect as of November 30, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those disclosure controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr., President (principal executive officer)

Date: January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler Dianna P. Wengler, Senior Vice President and Treasurer (principal financial officer)

Date: January 30, 2008

By (Signature and Title)	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr., President (principal executive officer)

Date: January 30, 2008